Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012		Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Income Statement [Abstract]
Sales, net	$ 145,141		$ 759,285	$ 670,954	$ 505,668
Cost of sales	45,971		179,279	176,128	176,143
Gross profit	99,170		580,006	494,826	329,525
Operating expenses:
Research and development	9,847		55,430	46,508	30,867
Selling, marketing, general and administrative	23,101		91,733	86,438	93,918
Settlements and loss contingencies			2,590	33,300
Total operating expenses	32,948		149,753	166,246	124,785
Operating income	66,222		430,253	328,580	204,740
Financial (income) expense, net	1,000		(12,285)	(3,931)	(3,697)
Other gain (loss), net	(94)		1,369	3,352	609
Income before income taxes	65,128		443,907	335,863	209,046
Tax expense	17,791		82,729	67,799	24,551
Income from continuing operations	47,337		361,178	268,064	184,495
Net (loss) income from discontinued operations attributable to Taro	66		(319)	(1,194)	(1,217)
Net income	47,403		360,859	266,870	183,278
Net income attributable to non-controlling interest	151		472	664	598
Net income attributable to Taro	47,252		360,387	266,206	182,680
Net income from continuing operations attributable to Taro	47,186		360,706	267,400	183,897
Net (loss) income from discontinued operations attributable to Taro	66		(319)	(1,194)	(1,217)
Net income attributable to Taro	$ 47,252		$ 360,387	$ 266,206	$ 182,680
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 1.06		$ 8.15	$ 5.99	$ 4.14
Diluted	$ 1.06		$ 8.15	$ 5.98	$ 4.14
Net (loss) income per ordinary share from discontinued operations attributable to Taro:
Basic		[1]	$ (0.01)	$ (0.03)	$ (0.03)
Diluted		[1]	$ (0.01)	$ (0.03)	$ (0.03)
Net income per ordinary share attributable to Taro:
Basic	$ 1.06		$ 8.14	$ 5.96	$ 4.11
Diluted	$ 1.06		$ 8.14	$ 5.95	$ 4.11
Weighted-average number of ordinary shares used to compute net income per share:
Basic	44,476		44,276	44,678	44,406
Diluted	44,589		44,279	44,715	44,491

[1]	Amount is less than $0.01